EATON VANCE INSURED MUNICIPAL BOND FUND The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8054

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Insured Municipal Bond Fund (the “Registrant”) (1933 Act File No. 333-152410) certifies (a) that the forms of Proxy Statement/Prospectus and Statement of Additional Information dated September 12, 2008 with respect to the Registrant, do not differ materially from those contained in Pre-Effective Amendment No. 1 (“Amendment No. 1”) to the Registrant's Registration Statement on Form N-14, and (b) that Amendment No. 1 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-08-001241) on September 10, 2008:

EATON VANCE INSURED MUNICIPAL BOND FUND

By: /s/ Maureen A. Gemma
Maureen A. Gemma, Esq.
Secretary

Date: September 12, 2008